ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Comprehensive Income (Loss), before Reclassification Adjustments and Tax [Abstract]
Unrealized gain (loss) on debt securities	$ 65,858	$ (14,461)	$ 8,447
Unrealized gain (loss) on derivatives	281	628	810
Retirement obligations	4,630	(12,319)	2,775
Total	70,769	(26,152)	12,032
Other Comprehensive Income (Loss) Reclassifications before Tax [Abstract]
Unrealized gain (loss) on debt securities	(370)	(161)	1,649
Unrealized gain (loss) on derivatives	0	0	0
Retirement obligation	1,390	1,775	1,511
Total	(1,760)	(1,936)	138
Transactions Pre-tax
Unrealized gain (loss) on debt securities	66,228	(14,300)	6,798
Unrealized gain (loss) on derivatives	281	628	810
Retirement obligation	6,020	(10,544)	4,286
Total	72,529	(24,216)	11,894
Transactions Tax-effect
Unrealized gain (loss) on debt securities	(14,269)	3,071	(2,431)
Unrealized gain (loss) on derivatives	(64)	(144)	(296)
Retirement obligation	(1,371)	2,364	(1,114)
Total	(15,704)	5,291	(3,841)
Transactions Net of tax
Unrealized gain (loss) on debt securities	51,959	(11,229)	4,367
Unrealized gain (loss) on derivatives	217	484	514
Retirement obligation	4,649	(8,180)	3,172
Total	56,825	(18,925)	8,053
Cumulative effect of accounting change
Unrealized gain (loss) on debt securities	906	(190)
Unrealized gain (loss) on derivatives	0	(124)
Retirement obligation	0	(4,779)
Total	906	(5,093)
Balances Net of tax
Unrealized gain (loss) on debt securities	41,264	(11,601)	(182)	$ (4,549)
Unrealized gain (loss) on derivatives	0	(217)	(577)	(1,091)
Retirement obligation	(27,941)	(32,590)	(19,631)	(22,803)
Total	$ 13,323	$ (44,408)	$ (20,390)	$ (28,443)